U.S. SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  20549

     FORM 24F-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2

     Read instructions at end of Form before
preparing Form.
     Please print or type.



1.   Name and address of issuer:  Prudential
Structured Maturity Fund, Inc. 100 Mulberry
Street, Gateway Center Three, Newark, New Jersey
07102-4077.

2.   Name of each series or class of funds for
which this Form     is filed (If the Form is
being filed for all series and     classes of
securities of the issuer, check the box but do not list series or classes):

[X]

3.   Investment Company Act File Number: 811-
5594.
Securities Act File Number: 33-22363.

4(a).Last day of fiscal year for which this Form is filed: December 31, 1999.

      (b).[ ] Check box if this Form is being
filed late (i.e. more
than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the
issuer will be      filing this Form

     5.   Calculation of registration fee:

    (i)   Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
$53,604,796

   (ii)   Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):
$79,265,875

       (iii)   Aggregate price of securities
redeemed
or repurchased during any prior fiscal
year ending non earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.
$119,685,721

(iv) Total available redemption credits
               [add items 5(ii) and 5(iii)].
$198,951,596

(v)  Net sales - If item 5(i) is greater
               than Item 5(iv) [subtract item
5(iv)
               from item 5(i)].
$    -
Redemption credits available for use
             in future years.
             -if item 5(i) is less than item
5(iv)
             [subtract item 5(iv) from item
(5(i)]  $145,346,800

Multiplier for determining registration
             fee (See instuction C.9):
x   .000264

Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee
is
             due.
=$    0

               6.   Prepaid Shares

          If the response to item 5(i) was
determined by deducting       an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as
in             effect before October 11, 1997,
then report the amount of          securities
(number of shares or other units) deducted
here:1,471,180. If there is a number of shares
or other       units that were registered
pursuant to rule 24e-2             remaining
unsold at the end of the fiscal year for
which this form is filed that are available for
use by the issuer in future fiscal years, then
state that          number here:0.

     7.   Interest due - if this Form is being
filed
   more than 90 days after the end of the of
   the issuer's fiscal year (See Instruction
D):+$   0
     8.   Total amount of the registration fee
due
          plus any interest due [line
5(viii)plus
     line 7]:
=$    0

     9.   Date the registration fee and any
interest payment was
          sent to the Commission's lockbox
depository:

          Method of Delivery:

                    [ ] Wire Transfer
                    [ ] Mail or other means


SIGNATURES

This report has been signed below by the
following persons on            behalf of the
issuer and in the capacities and on the dates indicated.

By (Signature and Title)/s/ David F. Connor

                          Assistant Secretary

Date  March 28, 2000




T/DFC/SMF/3-00_24f-2Notice